COMMITMENTS - Extension Note (Extension Financing) and Bifurcated Derivative (Details) - USD ($)		3 Months Ended		12 Months Ended
	May 05, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 21, 2023
Note Payable
Proceeds from notes payable			$ 200,000	$ 200,000	$ 600,000
Amortizable debt discount						$ 66,667
Amount net of unamortized debt discount				220,000	407,131
Amortized debt discount		$ 7,000	25,386	$ 93,733	$ 15,934
Digital Health Acquisition Corp.
Note Payable
Warrants, exercise period		5 years		5 years
Warrants, exercise price		$ 11.50		$ 11.50
Proceeds from notes payable			$ 250,000
Extension Notes | Digital Health Acquisition Corp.
Note Payable
Original issue discount (in percent)	16.67%
Aggregate principal amount	$ 300,000
Annual fixed rate (as a percent)	10.00%
Proceeds from notes payable	$ 240,000
Direct cost attributable to the financing	10,000
Amortizable debt discount	175,472
Financing cost	6,993
Originally issued discount	$ 50,000
Amount net of unamortized debt discount		$ 285,614		$ 233,774
Amortized debt discount		44,340		114,151
Accrued interest		7,500		7,500
Interest expenses- Bridge Note		$ 51,840		$ 133,748
Extension Notes | Extension Shares | Digital Health Acquisition Corp.
Note Payable
Shares issued as part of commitment	7,000
Cost for issuance date fair value of the shares	$ 78,349
Extension Notes | Extension Warrants | Digital Health Acquisition Corp.
Note Payable
Warrants, exercise period	5 years
Warrants to purchase shares of common stock	26,086
Warrants, exercise price	$ 11.50
Fair value of warrants	$ 39,111
Extension Notes | Investor Note Warrants | Digital Health Acquisition Corp.
Note Payable
Cost for issuance date fair value of the warrants	$ 40,130